Amounts receivable	12 Months Ended
Aug. 31, 2021
Amounts receivable

13. Amounts receivable

The Company’s amounts receivable arise from two main sources: receivables due from related parties, harmonized services tax (“HST”) and value added tax (“VAT”) receivable from government taxation authorities. These are broken down as follows:

	August 31, 2021	August 31, 2020	September 1, 2019
Receivable from related parties	$-	$48	$59
HST and VAT receivable	432	499	411
Other	28	-	-
Amounts Receivable	$460	$547	$470

Below is an aged analysis of the Company’s amounts receivable:

	August 31, 2021	August 31, 2020	September 1, 2019
Less than 1 month	$23	$97	$66
1 to 3 months	43	77	83
Over 3 months	394	373	321
Total Amounts Receivable	$460	$547	$470

At August 31, 2021, the Company anticipates full recovery of these amounts and therefore no impairment has been recorded against these receivables. The credit risk on the receivables has been further discussed in Note 12.

The Company holds no collateral for any receivable amounts outstanding as at August 31, 2021.